Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 116,359	$ 18,445	¥ 101,402